Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate below:

	December 31, 2013
Year Ending December 31	Amount	Weighted Rate
2014	$34,840,058	1.64%
2015	15,000,000	4.01%
2016	20,000,000	4.61%
2017	12,900,000	4.38%
2018	5,000,000	3.39%
Thereafter	—	—%
	$87,740,058	3.23%

	December 31, 2012
Year Ending December 31	Amount	Weighted Rate
2013	$22,100,000	2.92%
2014	30,257,182	3.33%
2015	15,000,000	4.01%
2016	20,000,000	4.60%
2017	12,900,000	4.38%
Thereafter	5,000,000	3.39%
	$105,257,182	3.72%

Callable FHLB advances

As of December 31, 2013
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter

During the year ended December 31, 2013, the Bank prepaid six FHLB advances totaling $30.0 million and incurred$589,000 in prepayment penalties related to these prepayments. The Bank did not prepay any FHLB advances during the nine months ended December 31, 2012 or the year ended March 31, 2012.
(10)         Advances From Federal Home Loan Bank (FHLB) And Other Borrowings, Continued

As of December 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
08/28/08	08/28/13	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter